Long-term Borrowings - Debt Instrument Redemption (Details) (Successor [Member])	0 Months Ended	12 Months Ended
	Feb. 01, 2013	Dec. 31, 2014
Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	101.00%
Euro Senior Notes [Member] | 2016 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		104.313%
Euro Senior Notes [Member] | 2017 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		102.875%
Euro Senior Notes [Member] | 2018 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		101.438%
Euro Senior Notes [Member] | 2019 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%
Euro Senior Notes [Member] | 2020 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%
Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	101.00%
Dollar Senior Notes [Member] | 2016 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		105.531%
Dollar Senior Notes [Member] | 2017 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		103.688%
Dollar Senior Notes [Member] | 2018 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		101.844%
Dollar Senior Notes [Member] | 2019 [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%
Dollar Senior Notes [Member] | 2020 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%